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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                               -----------------

                                   Form 13F

                               -----------------

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan S. Lavine
Title: Manager
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

/s/ Jonathan S. Lavine                    Boston, MA             May 15, 2006
-------------------------------  ---------------------------    --------------
[Signature]                              [City, State]              [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                Name
     28-
     ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total:   130,245
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.          Form 13F File Number       Name

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                            Sankaty Advisors, LLC.
                   Form 13F Information Table as of 3/31/06

Column 1                        Column 2     Column 3  Column 4 Column 5  Column 6  Column 7     Column 8
--------                     --------------- --------- -------- -------- ---------- -------- ----------------
                                                                                             Voting Authority
                                                                 Value   Investment  Other   ----------------
Name of Issuer               Title of Class   Cusip     Shares  (x$1000) Discretion Managers Sole Shared None
--------------               --------------- --------- -------- -------- ---------- -------- ---- ------ ----
Accuride Corporation........     Common      004398103 138,624   $1,594    (OTHER)                        X
Alpha Natural Resources, Inc     Common      02076X102 144,500   $3,344    (OTHER)                        X
Ameristar Casinos, Inc......     Common      03070Q101  96,604   $2,491    (OTHER)                        X
AMIS Holdings Inc...........     Common      031538101 108,842   $  986    (OTHER)                        X
Apache Corp.................     Common      037411105  14,285   $  936    (OTHER)                        X
Asbury Automotive Group.....     Common      043436104  37,400   $  738    (OTHER)                        X
Aviall Inc..................     Common      05366B102  71,938   $2,739    (OTHER)                        X
Boyd Gaming Corporation.....     Common      103304101  64,000   $3,196    (OTHER)                        X
Burlington Northern Santa Fe     Common      12189T104  15,200   $1,267    (OTHER)                        X
Cablevision Systems Corp....    Common A     12686C109 113,700   $3,036    (OTHER)                        X
Canadian National Railway...     Common      136375102  16,400   $  738    (OTHER)                        X
Celanese Corp. Del..........    Common A     150870103 122,803   $2,575    (OTHER)                        X
Celestica Inc...............   SUB VTG SHS   15101Q108 170,000   $1,947    (OTHER)                        X
Church & Dwight Co., Inc....     Common      171340102  40,600   $1,499    (OTHER)                        X
Comcast Corporation......... Special Class A 20030N200  33,332   $  871    (OTHER)                        X
Commercial Vehicle Group....     Common      202608105  69,950   $1,344    (OTHER)                        X
Community Health Systems,...     Common      203668108  35,443   $1,281    (OTHER)                        X
CONSOL Energy, Inc..........     Common      20854P109  28,166   $2,089    (OTHER)                        X
Constellation Brands, Inc...    Common A     21036P108  74,000   $1,854    (OTHER)                        X
Core-Mark Holding Co........     Common      218681104  91,712   $3,509    (OTHER)                        X
Core-Mark Holding Co........     Common      218681104   1,318   $   50     (Sole)                  X
Crown Holdings Inc..........     Common      228368106  99,300   $1,762    (OTHER)                        X
DR Horton Inc...............     Common      23331A109  54,000   $1,794    (OTHER)                        X
DRS Technologies............     Common      23330X100  20,000   $1,097    (OTHER)                        X
Fairchild Semiconductor.....     Common      303726103 170,000   $3,242    (OTHER)                        X
Federated Department Stores.     Common      31410H101  46,000   $3,358    (OTHER)                        X
Genuine Parts Company.......     Common      372460105  16,000   $  701    (OTHER)                        X
Gray Television, Inc........     Common      389375106 185,000   $1,554    (OTHER)                        X
Hayes Lemmerz International,     Common      420781304  12,500   $   34    (OTHER)                        X
Host Marriott Corp..........     Common      44107P104 145,000   $3,103    (OTHER)                        X
International Coal Group Inc     Common      45928H106 754,597   $7,350    (OTHER)                        X
Jack in the Box, Inc........     Common      466367109  26,660   $1,160    (OTHER)                        X
K&F Industries HLDGS INC....     Common      482241106 120,690   $2,003    (OTHER)                        X
Kerr-McGee Corporation......     Common      492386107  27,600   $2,635    (OTHER)                        X
Kroger Co...................     Common      501044101  93,000   $1,893    (OTHER)                        X
Leap Wireless International,     Common      521863308  72,276   $3,151    (OTHER)                        X
Magellan Health Services,...     Common      559079207  48,500   $1,963    (OTHER)                        X
Nalco Holding Company.......     Common      62985Q101  65,750   $1,164    (OTHER)                        X
Novelis, Inc................     Common      67000X106 104,935   $2,137    (OTHER)                        X
NTL INC DEL.................     Common      62940M104  32,859   $2,280    (OTHER)                        X
Oil Service Holders Trust...   Depository
                                 Receipt     678002106  10,095   $1,488    (OTHER)                        X
Owens ILL INC...............     Common      690768403 110,000   $1,911    (OTHER)                        X
Packaging Corp. of America..     Common      695156109  81,500   $1,829    (OTHER)                        X
Plains Expl & Prod Co.......     Common      726505100  23,809   $  920    (OTHER)                        X
Primedia, Inc...............     Common      74157K101 899,909   $1,863    (OTHER)                        X
Psychiatric Solutions.......     Common      74439H108  59,000   $1,955    (OTHER)                        X
Radio One, Inc..............  CL D NON VTG   75040P405 147,340   $1,099    (OTHER)                        X
Reddy Ice HLDGS, Inc........     Common      75734R105  57,840   $1,285    (OTHER)                        X
RH Donnelley Corp...........     Common      74955W307  47,820   $2,785    (OTHER)                        X
Rogers Communications Inc...     Class B     775109200  13,305   $  556    (OTHER)                        X
Scotts Miracle-Gro, Co......      CL A       810186106  32,300   $1,478    (OTHER)                        X
Silgan Holdings, Inc........     Common      827048109  94,262   $3,787    (OTHER)                        X
SIRVA, Inc..................     Common      82967Y104 325,000   $2,772    (OTHER)                        X
SMTC Corp...................     Common      832682207  77,160   $  181    (OTHER)                        X
Southern Company............     Common      842587107  90,000   $2,949    (OTHER)                        X
Sprint Nextel Corp..........     Common      852061100  59,000   $1,525    (OTHER)                        X
Sybron Dental Specialities..     Common      871142105  49,000   $2,021    (OTHER)                        X
Tenneco Automotive Inc......     Common      880349105  35,000   $  759    (OTHER)                        X
Texas Industries Inc........     Common      882491103  31,000   $1,875    (OTHER)                        X
Triad Hospitals, Inc........     Common      89579K109  35,000   $1,467    (OTHER)                        X
TRW Automotive Holdings.....     Common      87264S106  30,000   $  699    (OTHER)                        X
United Auto Group...........     Common      909440109  16,700   $  718    (OTHER)                        X
United Rentals..............     Common      911363109  60,820   $2,098    (OTHER)                        X
Universal Compress HLDGS....     Common      913431102  51,728   $2,621    (OTHER)                        X
United States STL Corp......     Common      912909108  52,000   $3,155    (OTHER)                        X
Warner Music Group..........     Common      934550104  62,376   $1,082    (OTHER)                        X
Wynn Resorts Ltd............     Common      983134107  60,603   $4,657    (OTHER)                        X
Young Broadcasting..........     Common      987434107  75,217   $  256    (OTHER)                        X
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